Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		$ 538
Assets at end of period		803	$ 538
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,984
Assets at end of period		1,903	1,984
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		545	262
Change in fair value included in earnings		(341)	(46)
Change in fair value included in other comprehensive income		7	1	[1]
Purchases/Issuances		1,388	698
Sales		(783)	(442)	[2]
Maturities/Settlement		0	0
Transfers into Level 3		228	159
Transfers out of Level 3		(241)	(87)
Assets at end of period		803	545
Change in unrealized gains (losses) recorded in income for instruments still held		(233)	(16)	[3]
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		538	255
Change in fair value included in earnings		(351)	(46)
Change in fair value included in other comprehensive income		9	1
Purchases/Issuances		1,338	654
Sales		(715)	(399)	[2]
Maturities/Settlement		0	0
Transfers into Level 3		225	159
Transfers out of Level 3		(241)	(86)
Assets at end of period		803	538
Change in unrealized gains (losses) recorded in income for instruments still held		(232)	(16)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		7	7
Change in fair value included in earnings		10	0
Change in fair value included in other comprehensive income		(2)	0
Purchases/Issuances		50	44
Sales		(68)	(43)	[2]
Maturities/Settlement		0	0
Transfers into Level 3		3	0
Transfers out of Level 3		0	(1)
Assets at end of period		0	7
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(1)	0
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,984	1,825
Change in fair value included in earnings		4	21
Change in fair value included in other comprehensive income		17	(2)	[1]
Purchases/Issuances		356	421
Sales		(459)	(280)	[2]
Maturities/Settlement		0	(1)
Transfers into Level 3		1	0
Transfers out of Level 3		0	0
Assets at end of period		1,903	1,984
Change in unrealized gains (losses) recorded in income for instruments still held		35	58	[3]
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,984	1,825
Change in fair value included in earnings		4	21
Change in fair value included in other comprehensive income		17	(2)	[1]
Purchases/Issuances		356	421
Sales		(459)	(280)	[2]
Maturities/Settlement		0	(1)
Transfers into Level 3		1	0
Transfers out of Level 3		0	0
Assets at end of period		1,903	1,984
Change in unrealized gains (losses) recorded in income for instruments still held		35	58	[3]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		82	63
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income	[1]	1	2
Purchases/Issuances		11	17
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Assets at end of period		94	82
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		81	62
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income	[1]	1	2
Purchases/Issuances		11	17
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Assets at end of period		93	81
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1	1
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	0
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Assets at end of period		1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,736	1,450
Change in fair value included in earnings		(3)	7
Change in fair value included in other comprehensive income		156	8	[1]
Purchases/Issuances		1,803	1,410
Sales		0	0	[2]
Maturities/Settlement		(1,747)	(1,139)
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Assets at end of period		1,945	1,736
Change in unrealized gains (losses) recorded in income for instruments still held		0	0	[3]
Fair Value Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0	0
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	(7)
Sales		0	7	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Liabilities at end of period		0	0
Change in unrealized gains (losses) recorded in income for instruments still held		0	0	[3]
Fair Value Liabilities [Member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0	0
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	(7)
Sales		0	7	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Liabilities at end of period		0	0
Change in unrealized gains (losses) recorded in income for instruments still held		0
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1	2
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	0
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		4	1
Transfers out of Level 3		(1)	(2)
Liabilities at end of period		4	1
Change in unrealized gains (losses) recorded in income for instruments still held		0	0	[3]
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0	1
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	0
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		0	0
Transfers out of Level 3		0	(1)
Liabilities at end of period		0	0
Change in unrealized gains (losses) recorded in income for instruments still held		0	0	[3]
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1	1
Change in fair value included in earnings		0	0
Change in fair value included in other comprehensive income		0	0	[1]
Purchases/Issuances		0	0
Sales		0	0	[2]
Maturities/Settlement		0	0
Transfers into Level 3		4	1
Transfers out of Level 3		(1)	(1)
Liabilities at end of period		4	1
Change in unrealized gains (losses) recorded in income for instruments still held		$ 0	$ 0	[3]

[1]	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
[2]	Includes proceeds received on securities sold but not yet purchased.
[3]	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2019 are included in earnings for the year.